Feb. 01, 2019
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund

MASSMUTUAL SELECT FUNDS

MassMutual Select T. Rowe Price Retirement 2025 Fund

(the “Funds”)

Supplement dated March 20, 2019 to the

Prospectus dated February 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2025 Fund found on page 43 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).

Stock Funds	66.50%
MM S&P 500 Index	15.46%
MM Select T. Rowe Price Large Cap Blend	18.60%
MM Select T. Rowe Price Small and Mid Cap Blend	10.17%
MM Select T. Rowe Price International Equity	18.95%
MM Select T. Rowe Price Real Assets	3.32%
Bond Funds	33.50%
MM Select T. Rowe Price Bond Asset	17.11%
T. Rowe Price Dynamic Global Bond	2.85%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.34%
T. Rowe Price Institutional High Yield	1.46%
T. Rowe Price High Yield	0.62%
T. Rowe Price Institutional Floating Rate	0.52%
MM Select T. Rowe Price Emerging Markets Bond	2.60%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	5.00%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE